Supplement to the
Fidelity Advisor® Small Cap Value Fund
Class A, Class T, Class B, and Class C
September 29, 2015
Prospectus

Charles Myers no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)."

Derek Janssen (portfolio manager) has managed the fund since January 2013.

The following information replaces the biographical information for Derek Janssen and Charles Myers found in the "Fund Management" section.

Derek Janssen is portfolio manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

ASCV-16-01  January 28, 2016
1.808271.124

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Class I
September 29, 2015
Prospectus

Charles Myers no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)."

Derek Janssen (portfolio manager) has managed the fund since January 2013.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares."

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces the biographical information for Derek Janssen and Charles Myers found in the "Fund Management" section.

Derek Janssen is portfolio manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

ASCVI-16-01  January 28, 2016
1.808273.124

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 29, 2015
Prospectus

Charles Myers no longer serves as a co-manager of Fidelity Small Cap Value Fund.

The following information replaces similar information for Fidelity Small Cap Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)."

Derek Janssen (portfolio manager) has managed the fund since January 2013.

The following information replaces the biographical information for Derek Janssen and Charles Myers found in the "Fund Management" section.

Derek Janssen is portfolio manager of Fidelity Small Cap Value Fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

SCP-SCV-16-01  January 28, 2016
1.808094.120

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Small Cap Growth Fund	FCAGX	FCTGX	FCBGX	FCCGX	FCIGX
Fidelity Advisor Small Cap Value Fund	FCVAX	FCVTX	FCVBX	FCVCX	FCVIX

Fidelity Advisor Small Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Small Cap Growth Fund and Fidelity Advisor Small Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Charles Myers no longer serves as a co-manager of Fidelity Small Cap Value Fund. Derek Janssen serves as portfolio manager of Fidelity Small Cap Value Fund.

ASCP-ASCVB-16-01  January 28, 2016
1.811503.111

Supplement to the

Fidelity® Small Cap Growth Fund (FCPGX) and Fidelity Small Cap Value Fund (FCPVX)

Fidelity Small Cap Growth Fund is a Class of shares of Fidelity Small Cap Growth Fund and Fidelity Small Cap Value Fund is a Class of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Charles Myers no longer serves as a co-manager of Fidelity Small Cap Value Fund. Derek Janssen serves as portfolio manager of Fidelity Small Cap Value Fund.

SCP-SCVB-16-01  January 28, 2016
1.811502.112